Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2020	December 31, 2019
Accounts payable	$991,565	$923,808
Accrued expenses	905,629	417,302
Others	33,794	34,474
	$1,930,988	$1,375,584

Accounts payable includes $744,191 (December 31, 2019 - $744,191) payable to outside contractor in relation to facility construction. Accrued expenses include bonus payable of $487,983 (December 31, 2019 - $135,163) and Directors fees payable of $128,448 (December 31, 2019 - $51,330). Accounts payable and accrued liabilities include a total unpaid IPO cost of $297,437 (December 31, 2019 - $Nil).